Annual Operating Expenses - FidelityGrowthStrategiesFund-RetailPRO - FidelityGrowthStrategiesFund-RetailPRO - Fidelity Growth Strategies Fund - Fidelity Growth Strategies Fund	Jan. 29, 2024
Operating Expenses:
Management fee	0.56%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.19%
Total annual operating expenses	0.75%

[1]	AThe management fee is comprised of a basic fee of 0.52% adjusted up or down by a maximum of 0.20% based on the fund's performance relative to that of the Russell Midcap® Growth Index. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.